Note 5 - Share Capital (Details) - Stock Options Outstanding			12 Months Ended																																12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CAD	Dec. 31, 2013 Outstanding [Member] Exercise Price 1.50 To 1.90 [Member] USD ($)	Dec. 31, 2013 Outstanding [Member] Exercise Price 1.50 To 1.90 [Member] CAD	Dec. 31, 2013 Outstanding [Member] Exercise Price 2.10 To 2.60 [Member] USD ($)	Dec. 31, 2013 Outstanding [Member] Exercise Price 2.10 To 2.60 [Member] CAD	Dec. 31, 2013 Outstanding [Member] Exercise Price 3.00 To 3.10 [Member] USD ($)	Dec. 31, 2013 Outstanding [Member] Exercise Price 3.00 To 3.10 [Member] CAD	Dec. 31, 2013 Outstanding [Member] Exercise Price 3.73 To 3.85 [Member] USD ($)	Dec. 31, 2013 Outstanding [Member] Exercise Price 3.73 To 3.85 [Member] CAD	Dec. 31, 2013 Outstanding [Member] Exercise Price 4.38 To 4.54 [Member] USD ($)	Dec. 31, 2013 Outstanding [Member] Exercise Price 4.38 To 4.54 [Member] CAD	Dec. 31, 2013 Outstanding [Member] Exercise Price 4.65 To 5.60 [Member] USD ($)	Dec. 31, 2013 Outstanding [Member] Exercise Price 4.65 To 5.60 [Member] CAD	Dec. 31, 2013 Outstanding [Member] Exercise Price 5.69 To 11.60 [Member] USD ($)	Dec. 31, 2013 Outstanding [Member] Exercise Price 5.69 To 11.60 [Member] CAD	Dec. 31, 2013 Outstanding [Member] Exercise Price 1.50 To 11.60 [Member] USD ($)	Dec. 31, 2013 Outstanding [Member] Exercise Price 1.50 To 11.60 [Member] CAD	Dec. 31, 2013 Exercisable [Member] Exercise Price 1.50 To 1.90 [Member] USD ($)	Dec. 31, 2013 Exercisable [Member] Exercise Price 1.50 To 1.90 [Member] CAD	Dec. 31, 2013 Exercisable [Member] Exercise Price 2.10 To 2.60 [Member] USD ($)	Dec. 31, 2013 Exercisable [Member] Exercise Price 2.10 To 2.60 [Member] CAD	Dec. 31, 2013 Exercisable [Member] Exercise Price 3.00 To 3.10 [Member] USD ($)	Dec. 31, 2013 Exercisable [Member] Exercise Price 3.00 To 3.10 [Member] CAD	Dec. 31, 2013 Exercisable [Member] Exercise Price 3.73 To 3.85 [Member] USD ($)	Dec. 31, 2013 Exercisable [Member] Exercise Price 3.73 To 3.85 [Member] CAD	Dec. 31, 2013 Exercisable [Member] Exercise Price 4.38 To 4.54 [Member] USD ($)	Dec. 31, 2013 Exercisable [Member] Exercise Price 4.38 To 4.54 [Member] CAD	Dec. 31, 2013 Exercisable [Member] Exercise Price 4.65 To 5.60 [Member] USD ($)	Dec. 31, 2013 Exercisable [Member] Exercise Price 4.65 To 5.60 [Member] CAD	Dec. 31, 2013 Exercisable [Member] Exercise Price 5.69 To 11.60 [Member] USD ($)	Dec. 31, 2013 Exercisable [Member] Exercise Price 5.69 To 11.60 [Member] CAD	Dec. 31, 2013 Exercisable [Member] Exercise Price 1.50 To 11.60 [Member] USD ($)	Dec. 31, 2013 Exercisable [Member] Exercise Price 1.50 To 11.60 [Member] CAD	Dec. 31, 2013 Exercise Price 1.50 To 1.90 [Member] USD ($)	Dec. 31, 2013 Exercise Price 2.10 To 2.60 [Member] USD ($)	Dec. 31, 2013 Exercise Price 3.00 To 3.10 [Member] USD ($)	Dec. 31, 2013 Exercise Price 3.73 To 3.85 [Member] USD ($)	Dec. 31, 2013 Exercise Price 4.38 To 4.54 [Member] USD ($)	Dec. 31, 2013 Exercise Price 4.65 To 5.60 [Member] USD ($)	Dec. 31, 2013 Exercise Price 5.69 To 11.60 [Member] USD ($)	Dec. 31, 2013 Exercise Price 1.50 To 11.60 [Member] USD ($)
Note 5 - Share Capital (Details) - Stock Options Outstanding [Line Items]
Range of Exercise prices - Low																																			$ 1.50	$ 2.10	$ 3.00	$ 3.73	$ 4.38	$ 4.65	$ 5.69	$ 1.50
Range of Exercise prices - High																																			$ 1.90	$ 2.60	$ 3.10	$ 3.85	$ 4.54	$ 5.60	$ 11.60	$ 11.60
Number of options outstanding (in Shares)			261,475	261,475	279,000	279,000	108,979	108,979	153,250	153,250	21,250	21,250	576,846	576,846	329,965	329,965	1,730,765	1,730,765
Weighted average remaining contractual life (years)			6 years 255 days	6 years 255 days	7 years 255 days	7 years 255 days	2 years 73 days	2 years 73 days	6 years 36 days	6 years 36 days	9 years 73 days	9 years 73 days	6 years 73 days	6 years 73 days	7 years 219 days	7 years 219 days	6 years 219 days	6 years 219 days
Weighted average exercise price	$ 4.32	4.45	$ 1.66	1.71	$ 2.25	2.32	$ 2.95	3.04	$ 3.73	3.84	$ 4.40	4.53	$ 5.10	5.25	$ 7.56	7.79	$ 4.32	4.45
Number of options exercisable (in Shares)																			236,475	236,475	236,175	236,175	108,979	108,979	150,650	150,650	5,313	5,313	474,909	474,909	164,590	164,590	1,377,091	1,377,091
Weighted average exercise price																			$ 1.66	1.71	$ 2.28	2.35	$ 2.95	3.04	$ 3.74	3.85	$ 4.40	4.53	$ 5.12	5.27	$ 7.23	7.45	$ 3.96	4.08